Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Trading Symbol	DVA
Entity Registrant Name	DAVITA INC
Entity Central Index Key	0000927066